Corporate Actions	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Corporate Actions
Corporate Actions

4.	Corporate Actions

On February 10, 2012, Intellinetics Ohio was acquired by Intellinetics, when it was known as GlobalWise Investments, Inc., pursuant to a reverse merger, with Intellinetics Ohio surviving as a wholly-owned subsidiary of Intellinetics.

On September 1, 2014, the Company changed its name from GlobalWise Investments, Inc., to Intellinetics, Inc. and effected a one-for-seven (1-for-7) reverse stock split of the Company’s common stock. All share and per share amounts herein have been adjusted to reflect the reverse stock split.

4.	Corporate Actions

On February 10, 2012, Intellinetics Ohio was acquired by Intellinetics, when it was known as GlobalWise Investments, Inc., pursuant to a reverse merger, with Intellinetics Ohio surviving as a wholly owned subsidiary of Intellinetics.

On September 1, 2014, the Company changed its name from GlobalWise Investments, Inc., to Intellinetics, Inc. and effected a one-for-seven (1-for-7) reverse stock split of the Company’s common stock. All share and per share amounts herein have been adjusted to reflect the reverse stock split.